Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expenses	1,068,214	1,118,822	961,802
Deferred tax	(139,081)	(40,527)	(271,969)
Total	929,133	1,078,295	689,833

Schedule of reconciliations of differences between PRC statutory income tax rate and effective income tax rate

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	(7.36)%	(6.26)%	(6.70)%
R&D super deduction	(0.61)%	(0.96)%	(1.87)%
Non-deductible expenses	1.41%	1.48%	1.70%
Non-taxable income	(0.24)%	—	(0.03)%
Different tax rates of operations in other jurisdictions	(0.74)%	(3.34)%	(0.42)%
Valuation allowance on deferred tax assets	—	—	0.07%
True up (1)	(0.05)%	0.04%	(4.05)%
	17.41%	15.96%	13.70%

Note (1): WFOE applied for the Key Software Enterprise status in early 2020. After the approval by the relevant tax authority in September 2020, WFOE was entitled to a preferential tax rate of 10% retroactively for the year ended December 31, 2019, resulting in an income tax expense decrease of RMB200,683 for the year ended December 31, 2020.

Schedule of effect of the tax holiday on the income per share

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB

Tax saving amount due to preferential tax rates	392,761	422,996	538,014
Income per share effect- basic	0.52	0.54	0.68
Income per share effect- diluted	0.52	0.54	0.68

Schedule of components of deferred income tax assets and liabilities

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Accrued payroll and expense	131,007	139,153
Net loss carryforward	159,969	461,305
Financial subsidy	31,916	6,266
Depreciation for property and equipment	47,433	74,429
Unrealized gain from intragroup transactions	20,467	32,160
Provision for allowance for credit losses	12,795	14,903
Total deferred tax assets	403,587	728,216
Valuation allowance on deferred tax assets	—	(7,655)
Total deferred tax assets	403,587	720,561

Deferred tax liabilities:
Difference in basis of land use rights	(145,477)	(141,960)
Unrealized investment gain	—	(900)
Difference in basis of fixed assets	(54,471)	(105,202)
Difference in basis of intangible assets	(7,948)	(6,925)
Total deferred tax liabilities	(207,896)	(254,987)